Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2014
Accrued Expenses and Other Payables
(13)	ACCRUED EXPENSES AND OTHER PAYABLES

Components of accrued expenses and other payables are as follows:

	December 31, 2013	December 31, 2014
Purchase of equipment	348,110	323,647
Accrued interests on bank borrowings	113,469	251,264
Withholding individual income tax payable (a)	15,801	15,744
Income tax payables	8,864	2,771
Accrued payroll and welfare	20,313	17,066
Other payable due to customers (Note 12)	113,605	54,644
Other payable due to litigation and claims (b)	30,066	17,601
Other accruals and payable	281,865	287,262

	932,093	969,999

(a)	Withholding individual income tax payable

As of December 31, 2013 and 2014, the Group had withholding individual income tax payable of US$15,801 and US$15,744, respectively, arising from the Group’s withholding tax obligation in relation to the exercise of share options by certain of the Group’s executives and employees pursuant to PRC tax regulations (see Note 5(b)).

The Group has obtained notices from the relevant PRC Tax Authority granting deferral of the payment of such withholding tax obligation until the Group’s executives and employees sell their shares, at which time the Group will remit the withholding tax on behalf of the employees. Since the Group has no control over the payment timing, the Group has classified the payable as a current liability as of December 31, 2013 and 2014.

(b)	Other payable due to litigation and claims

On June 1, 2012, the Group received a notice from JYT, one of its wafer equipment suppliers, to terminate the wafer equipment sales agreement entered into in July 2008. JYT also requested the Group to pay a penalty as stipulated in the agreement as a result of the delay in accepting the equipment and settlement of installment payment for the equipment to be delivered in accordance with the schedule agreed in 2011. On June 8, 2012, JYT filed an arbitration request to claim for the penalty with respect to the termination of the sales agreement. In December 2012, the China International Economic and Trade Arbitration Commission (“CIETAC”) issued an arbitration ruling that JXLDK was obligated to pay a penalty in the amount of approximately US$46,668 to JYT. As a result, the Group recorded a penalty payable of US$ 46,668 and charged it to general and administrative expenses in the statement of operations for the year ended December 31, 2012.

On September 25, 2013, the Group and JYT entered into an agreement to offset part of the penalty payment with the deposit paid to JYT for equipment purchase amounting to US$18,669. As a result, the Group offset the penalty payable with the deposits for purchase of property, plant and equipment by US$18,669.

On September 12, 2014, the Group sold its available-for-sale equity security for a consideration of US$12,465 to repay a portion of the penalty payable due to JYT (see note 5(a)).

As of December 31, 2014, the outstanding amount of the penalty payable due to JYT was US$17,601.